Fixed Assets (Tables)	12 Months Ended
Dec. 31, 2024
Disclosure of detailed information about property, plant and equipment [abstract]
Composition of property, plant, and equipment
The Bank applies the following useful lives for the tangible assets that comprise its assets:

ITEM	Useful life (Months)
Land	–
Paintings and works of art	–
Carpets and curtains	36 months
Computers and hardware	36 months
Vehicles	36 months
IT systems and software	36 months
ATMs	60 months
Other machines and equipment	60 months
Office furniture	60 months
Telephone and communication systems	60 months
Security systems	60 months
Rights over telephone lines	64 months
Air conditioning systems	84 months
Other installations	120 months
Buildings	1200 months
As of December 31, 2024 and 2023, the composition of property, plant, and equipment balances is as follows:

		As of December 31, 2024
	Net opening balance as of January 1, 2024	Gross balance	Accumulated depreciation	Net balance
	MCh$	MCh$	MCh$	MCh$
Buildings	145,618	327,607	(185,493)	142,114
Land	14,631	14,020	-	14,020
Equipment	67,751	371,128	(299,973)	71,155
Other	23,823	100,972	(76,415)	24,557
Total	251,823	813,727	(561,881)	251,846

		As of December 31, 2023
	Net opening balance as of January 1, 2023	Gross balance	Accumulated depreciation	Net balance
	MCh$	MCh$	MCh$	MCh$
Buildings	145,800	318,881	(173,263)	145,618
Land	15,021	14,631	-	14,631
Equipment	48,278	343,038	(275,287)	67,751
Other	28,996	99,732	(75,909)	23,823
Total	238,095	776,282	(524,459)	251,823

Schedule of Changes in Value of Property, Plant, and Equipment
The changes in the value of property, plant, and equipment as of December 31, 2024 and 2023 is as follows:
i.Gross balance

2024	Buildings	Land	Equipment	Other	Total
	MCh$	MCh$	MCh$	MCh$	MCh$
Balances as of January 1, 2024	318,881	14,631	343,038	99,732	776,282
Additions	26,515	-	29,404	7,242	63,161
Disposals	(8,967)	(493)	(10,446)	(4,389)	(24,295)
Impairment due to damage	(1,041)	-	-	-	(1,041)
Other	(7,781)	(118)	9,132	(1,613)	(380)
Balances as of December 31, 2024	327,607	14,020	371,128	100,972	813,727

2023	Buildings	Land	Equipment	Other	Total
	MCh$	MCh$	MCh$	MCh$	MCh$
Balances as of January 1, 2023	311,363	15,021	296,022	99,536	721,942
Additions	31,574	-	25,697	17,155	74,426
Disposals	(14,746)	(390)	(1,440)	(3,510)	(20,086)
Impairment due to damage	-	-	-	-	-
Other	(9,310)	-	22,759	(13,449)	-
Balances as of December 31, 2023	318,881	14,631	343,038	99,732	776,282
NOTE 11 - FIXED ASSETS, continued

Schedule of Accumulated Depreciation

2024	Buildings	Land	Equipment	Other	Total
	MCh$	MCh$	MCh$	MCh$	MCh$
Balances as of January 1, 2024	(173,263)	-	(275,287)	(75,909)	(524,459)
Depreciation charges in the period	(20,334)	-	(35,154)	(5,153)	(60,641)
Sales and disposals in the period	9,443	-	9,072	4,640	23,155
Other	(1,339)	-	1,396	7	64
Balances as of December 31, 2024	(185,493)	-	(299,973)	(76,415)	(561,881)

2023	Buildings	Land	Equipment	Other	Total
	MCh$	MCh$	MCh$	MCh$	MCh$
Balances as of January 1, 2023	(165,563)	-	(247,744)	(70,540)	(483,847)
Depreciation charges in the period	(21,603)	-	(28,674)	(8,778)	(59,055)
Sales and disposals in the period	13,903	-	1,131	3,409	18,443
Other	-	-	-	-	-
Balances as of December 31, 2023	(173,263)	-	(275,287)	(75,909)	(524,459)